                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2006

Check here if Amendment [ ]; Amendment Number:  _____
   This Amendment (Check only one):               [ ] is a restatement.
                                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Canvas Capital Management, L.P.
Address:          101 California Street, Suite 4325
                  San Francisco, CA 94111

Form 13F File Number: 28-11739

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Peter Nussbaum
Title:            Authorized Person
Phone:            203-890-2094

Signature, Place, and Date of Signing:

    /s/ Peter Nussbaum         Stamford, Connecticut         August 14, 2006
    ------------------         ---------------------         ---------------
        [Signature]               [City, State]                    [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                    2
                                                               -------------

Form 13F Information Table Entry Total:                          21  *
                                                               --------

Form 13F Information Table Value Total:                         $ 135,214
                                                               -----------
                                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

     1        28-5608                      S.A.C. Capital Management, LLC
    ---       -------------
     2        28-4043                      S.A.C. Capital Advisors, LLC
    ---       -------------


* Positions that are exempt from reporting under Special Instruction 9 to the Form 13F are excluded. However, positions that would not be exempt when aggregated with positions of the same security held by the Other Included Managers are listed herein.

                                                                   5.                                                          8.
                                 2.                   4.      SHARES OR                                             7.       VOTING
                              TITLE OF              VALUE     PRINCIPLE                        6. INVESTMENT      OTHER    AUTHORITY
    1. NAME OF ISSUER          CLASS    3. CUSIP   (X$1000)     AMOUNT SHRS / PRN  PUT / CALL     DISCRETION     MANAGER     SHARED
---------------------------   --------  ---------  --------  --------- ----------  ----------  -------------     -------  ----------
ADOBE SYS INC                  Common   00724F101    3,036     100,000 SHRS                    Shared-Defined      1,2      100,000
AMIS HLDGS INC                 Common   031538101    4,500     450,000 SHRS                    Shared-Defined      1,2      450,000
APPLIED MICRO CIRCUITS CORP    Common   03822W109   11,739   4,300,000 SHRS                    Shared-Defined      1,2    4,300,000
CIENA CORP                     Common   171779101    7,844   1,630,857 SHRS                    Shared-Defined      1,2    1,630,857
CTRIP COM INTL LTD             Common   22943F100    7,658     150,000 SHRS                    Shared-Defined      1,2      150,000
FOCUS MEDIA HLDG LTD           Common   34415V109    6,516     100,000 SHRS                    Shared-Defined      1,2      100,000
GOOGLE INC                     Common   38259P508    8,387      20,000 SHRS                    Shared-Defined      1,2       20,000
HARMONIC INC                   Common   413160102    2,912     650,000 SHRS                    Shared-Defined      1,2      650,000
HOMESTORE INC                  Common   437852106    9,946   1,815,000 SHRS                    Shared-Defined      1,2    1,815,000
INTEGRATED DEVICE TECHNOLOGY   Common   458118106   13,471     950,000 SHRS                    Shared-Defined      1,2      950,000
LATTICE SEMICONDUCTOR CORP     Common   518415104    4,944     800,000 SHRS                    Shared-Defined      1,2      800,000
MAGMA DESIGN AUTOMATION        Common   559181102    1,080     147,000 SHRS                    Shared-Defined      1,2      147,000
MIPS TECHNOLOGIES INC          Common   604567107    1,973     325,000 SHRS                    Shared-Defined      1,2      325,000
MRV COMMUNICATIONS INC         Common   553477100    2,488     800,000 SHRS                    Shared-Defined      1,2      800,000
NETEASE COM INC                Common   64110W102    4,466     200,000 SHRS                    Shared-Defined      1,2      200,000
O2MICRO INTERNATIONAL LTD      Common   67107W100    4,999     650,000 SHRS                    Shared-Defined      1,2      650,000
PMC-SIERRA INC                 Common   69344F106    5,640     600,000 SHRS                    Shared-Defined      1,2      600,000
REDBACK NETWORKS INC           Common   757209507    7,795     425,000 SHRS                    Shared-Defined      1,2      425,000
SONUS NETWORKS INC             Common   835916107   12,375   2,500,000 SHRS                    Shared-Defined      1,2    2,500,000
SYMBOL TECHNOLOGIES INC        Common   871508107    8,632     800,000 SHRS                    Shared-Defined      1,2      800,000
TESSERA TECHNOLOGIES INC       Common   88164L100    4,813     175,000 SHRS                    Shared-Defined      1,2      175,000


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VIA EDGAR



August 14, 2006



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Canvas Capital Management, L.P.

Ladies and Gentlemen:

On behalf of Canvas Capital Management, L.P., enclosed for filing with the Securities and Exchange Commission (the "Commission") pursuant to the requirements of Section 13(f) of the Securities Exchange Act of 1934 (the "Exchange Act") and Rule 13f-1 thereunder, please find the attached report on Form 13F for the reporting period ended June 30, 2006.

These materials are being submitted electronically pursuant to Rule 101(a)(1)(iii) of Regulation S-T.

Should you have any questions regarding the enclosures, please contact the undersigned at (203) 890-2094.

Very truly yours,

/s/ Peter Nussbaum

Peter Nussbaum

Enclosures